Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001846832
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	DLocal Limited
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	285,475,136
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	001-40451
Entity Incorporation, State or Country Code	E9
Entity Address Address Line1	Dr. Luis Bonavita 1294
Entity Address City Or Town	Montevideo
Entity Address Country	UY
Entity Address Postal Zip Code	11300
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Title of 12(b) Security	Class A common shares, par value US$0.002 per share
Trading Symbol	DLO
Security Exchange Name	NASDAQ
Auditor Firm ID	1349
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Location	Autonomous City of Buenos Aires, Argentina
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of DLocal Limited and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income and comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework(2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact
Document Information [Line Items]
Entity Address Address Line1	Dr. Luis Bonavita 1294
Entity Address City Or Town	Montevideo
Entity Address Country	UY
Entity Address Postal Zip Code	11300
Contact Personnel Name	Pedro Arnt
City Area Code	424
Local Phone Number	392-7437